Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Summary of Earnings Per Share Basic and Diluted

	Three Months Ended June 30,	Three Months Ended June 30,	Six Months Ended June 30,	Six Months Ended June 30,
	2022	2021	2022	2021
Net loss	$(11,781,618)	$(2,414,626)	$(21,282,359)	$(4,631,746)

Net loss per share basic and diluted	(0.05)	(0.01)	(0.09)	(0.02)

Weighted-average number of shares outstanding - basic and diluted	248,989,790	220,000,000	234,574,977	220,000,000